Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Option Program
Balance at the beginning of the period	36,196,232	38,552,445
Balance at the end of the period		36,196,232	38,552,445
Weighted average exercise price - Beginning balance	$ 112.07	$ 102.01
Weighted average exercise price - Ending balance		112.07	$ 102.01
Share- based compensation assumptions
Weighted average exercise price	$ 175.76	$ 147.87	$ 165.94
Risk-free interest rate (as a percent)	2.10%	1.50%	1.50%
Dividend yield (as a percent)	2.50%	2.50%	2.50%
Expected volatility (as a percent)	17.30%	20.80%	20.10%
Expected life	78 months	77 months	76 months
Black-Scholes fair value	$ 23.51	$ 22.47	$ 23.98
Stock Option Program
Stock Option Program
Balance at the beginning of the period	36,196,232	38,552,445	39,235,557
Granted - Annual	5,409,628	5,591,727	5,529,544
Exercised	(6,474,117)	(7,716,141)	(5,978,382)
Forfeited	(166,579)	(231,799)	(234,274)
Balance at the end of the period	34,965,164	36,196,232	38,552,445
Options exercisable	24,281,464	25,240,759	27,262,062
Options exercisable, exercise price	$ 108.50	$ 95.65	$ 85.97
Weighted average exercise price - Beginning balance	112.07	102.01	90.38
Weighted average exercise price - Granted - Annual	175.93	147.99	165.91
Weighted average exercise price - Exercised	90.37	86.76	83.74
Weighted average exercise price - Canceled	162.36	148.43	128.99
Weighted average exercise price - Ending balance	$ 125.73	$ 112.07	$ 102.01
Weighted average remaining contractual life for options outstanding	70 months
Weighted average remaining contractual life for options exercisable	56 months
Aggregate intrinsic value for options outstanding	$ 3,834.0
Aggregate intrinsic value for options exercisable	$ 3,080.0
Expiration of annual grants	10 years
Compensation expense yet to be recognized	$ 67.0
Expense recognition period	20 months
Total intrinsic value of stock options exercised	$ 703.0	$ 608.0	$ 465.0
Cash received from options exercised	585.0	665.0	501.0
Tax benefit realized from exercise of stock options	$ 238.0	$ 224.0	$ 172.0
Stock Option Program | Maximum
Stock Option Program
Vesting period	3 years
Stock Option Program | Minimum
Stock Option Program
Vesting period	1 year